Post-employment benefits for employees (Details 4)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	2.10%	1.90%	2.20%
Expected rate of pension increase	0.30%	0.30%	0.30%
Expected rate of salary increase	2.30%	2.60%	3.00%
Interest on savings account	2.00%	2.00%	1.30%
Current average life expectancy for a 65-year-old male in years	22 years	22 years	22 years
Current average life expectancy for a 65-year-old female in years	24 years	24 years	24 years
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	5.20%	5.50%	5.50%
Current average life expectancy for a 65-year-old male in years	21 years	21 years	21 years
Current average life expectancy for a 65-year-old female in years	23 years	23 years	23 years